Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of income tax expense from continuing operations

	2013	2012
Current:
U.S.	$—	$—
State	—	—
Foreign	251,000	—
Deferred:
U.S.	22,000	—
State	—	—
Foreign	—	—

Total	$273,000	$—

Schedule of reconciliation of the expected U.S. tax expense/(benefit) to income taxes related to continuing operations

2013
Expected tax expense at U.S. statutory rate	$(2,651,000)
Permanent Adjustments	89,000
Foreign Income Taxes	238,000
Increase in Valuation Allowance	2,690,000
Rate Difference—U.S. to Foreign	(93,000)

Total	$273,000

Schedule of components of the deferred income taxes

	2013	2012
Deferred Tax Assets
Fixed Assets	$9,901,000	$—
Net Operating Losses—U.S.	3,358,000	—
Net Operating Losses—Foreign	140,000	—
Foreign Tax Credit	251,000	—
Deferred Tax Liabilities
Intangibles	(36,000)	—
Prepaid Expenses	(406,000)	—
Valuation Allowance	(13,230,000)	—

Net Deferred Tax Asset/Liability	$(22,000)	$—

Schedule of unrecognized tax benefits

2013
Unrecognized Tax Benefits
Unrecognized Tax Benefits, December 31, 2012	$—
Gross Increases—Tax Positions in Prior Period	—
Gross Decreases—Tax Positions in Prior Period	—
Gross Increases—Current Period Tax Positions	168,000
Settlements	—
Lapse of Statute of Limitations	—

Unrecognized Tax Benefits, December 31, 2013	$168,000